Basis of Presentation and General Information, Fleet (Details)			12 Months Ended
		Mar. 21, 2025	Dec. 31, 2025
M/V Alfa [Member]
Vessels Owned [Abstract]
Vessel name			Alfa
Vessel type			Panamax
Year built			2006
Charter type			Index-linked time charter
Earliest charter expiration			2026-07
Charter termination notice			3 months
M/V Bravo [Member]
Vessels Owned [Abstract]
Vessel name			Bravo
Vessel type			Kamsarmax
Year built			2007
Charter type			Index-linked time charter
Earliest charter expiration			2026-05
Charter termination notice			3 months
M/V Charlie [Member]
Vessels Owned [Abstract]
Vessel name			Charlie
Vessel type			Ultramax
Year built		2020	2020
Charter type	[1]		Index-linked time charter
Earliest charter expiration			2026-03
Latest charter expiration			2026-06

[1]	In addition to the daily hire rate, the Company is also entitled to receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber.